Cover	Nov. 13, 2025
Cover [Abstract]
Entity Registrant Name	WidePoint Corporation
Entity Central Index Key	0001034760
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 13, 2025
Entity File Number	001-33035
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	52-2040275
Entity Address Address Line 1	11250 Waples Mill Road
Entity Address Address Line 2	South Tower 210
Entity Address City Or Town	Fairfax
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22030
City Area Code	703
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	349-2577
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	WYY
Security Exchange Name	NYSE